Leases - statement of profit or loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Depreciation charge of right?of?use assets	¥ 86,688,000	¥ 76,958,000	¥ 45,929,000
Interest expenses (included in finance cost)	10,785,000	10,175,000	6,136,000
Total expenses recognised in statement of profit or loss	97,473,000	87,133,000	52,065,000
Cash outflow for leases	76,895,000	83,727,000	50,432,000
Expense recognized in relation to short term leases	¥ 947,000	¥ 11,000	¥ 2,068,000